Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Income before income taxes	R$ 23,743,559	R$ 31,905,456	R$ 9,603,583
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Impairment of loans and advances	16,860,835	15,350,278	14,721,152
Changes in the technical provisions for insurance and pension plans	34,805,771	32,781,918	28,286,039
Net (gains)/losses from disposals of assets available for sale	(2,299,397)	(764,707)	247,288
Expenses with provisions and contingent liabilities	2,471,288	2,518,761	3,510,916
Deferred acquisition cost (insurance)	680,136	194,994	(95,110)
Impairment of assets	1,925,304	2,388,580	650,588
Depreciation	1,237,328	1,140,369	1,057,722
Amortization of intangible assets	3,331,240	2,516,777	1,884,281
Share of profit of associates and joint ventures	(1,718,411)	(1,699,725)	(1,528,051)
Losses on disposal of non-current assets held for sale	577,212	442,251	180,602
Net losses from disposal of property and equipment	106,722	24,791	96,630
(Gains) on sale of investments in associates	(270,977)	0	0
Effect of Changes in Exchange Rates in Cash and Cash equivalents	(806,312)	5,617,747	(2,911,155)
Changes in assets and liabilities:
(Increase)/Decrease in reserve requirement - Central Bank	(8,677,695)	11,651,121	(3,866,979)
(Increase)/decrease in loans and advances to banks	(2,493,535)	10,368,220	2,045,985
(Increase)/decrease in loans and advances to customers	(59,578,512)	(49,649,090)	(95,025,702)
(Increase)/decrease in financial assets held for trading	(23,089,236)	(40,248,319)	(80,159,223)
(Increase)/decrease in other assets	(23,384,107)	(8,296,942)	(32,926,622)
Increase/(decrease) in deposits from banks	3,955,797	33,269,744	40,729,421
Increase/(decrease) in deposits from customers	36,853,866	(6,707,994)	(3,463,924)
Increase/(decrease) in financial liabilities held for trading	839,321	(9,700,099)	16,030,156
Increase/(decrease) in technical provisions for insurance and pension plans	(11,556,181)	(2,042,897)	(3,904,319)
Increase/(decrease) in other provisions	(2,272,970)	(3,019,960)	(2,011,000)
Increase/(decrease) in other liabilities	19,117,355	10,312,756	29,295,296
Interest received	61,743,368	70,917,068	62,725,684
Interest paid	(27,254,361)	(45,140,018)	(38,823,738)
Income tax and social contribution paid	(8,575,438)	(9,771,075)	(7,419,802)
Other changes in taxes	(720,182)	(400,787)	(283,883)
Net cash provided by/(used in) operating activities	35,551,788	53,959,218	(61,354,165)
Investing activities
(Acquisitions)/disposal of subsidiaries, net of cash and cash equivalents paid/received	0	(7,188,659)	0
(Acquisitions) of financial assets available for sale	(114,186,612)	(108,296,179)	(61,153,632)
Proceeds from sale of financial assets available for sale	82,760,146	115,724,092	39,147,316
Maturity of investments held to maturity	4,219,351	0	269,063
(Acquisitions) of investments held to maturity	(204,557)	0	0
Disposal of non-current assets held for sale	796,869	629,768	742,732
(Acquisitions) of investments in associates	(83,172)	(376,434)	(971,672)
Dividends and interest on capital received	845,134	510,285	668,178
(Acquisition) of property and equipment	(1,897,645)	(2,779,321)	(2,181,549)
Sale of premises and equipment	445,347	486,303	205,094
(Acquisition) of intangible assets	(3,743,704)	(2,343,497)	(1,971,881)
Dividends received	83,341	117,972	251,623
Interest received	12,735,539	12,668,011	13,033,426
Net cash provided by/(used in) investing activities	(18,229,963)	9,152,341	(11,961,302)
Financing activities
Funds from securities issued	62,237,380	47,253,373	68,385,187
Payments on securities issued	(72,494,509)	(47,861,607)	(49,217,829)
Issuance of subordinated debts	6,594,610	3,787,207	11,304,318
Payments on subordinated debts	(8,666,038)	(581,713)	(1,271,261)
Acquisition of treasury shares	0	(9,466)	(133,033)
Increase/(decrease) of non-controlling interest	2,099	3,265	28,446
Interest paid	(24,465,562)	(20,504,528)	(11,093,967)
Interest on equity and dividends paid	(6,512,102)	(5,611,350)	(5,007,596)
Net cash provided by/(used in) financing activities	(43,304,122)	(23,524,819)	12,994,265
(Decrease)/Increase in cash and cash equivalents	(25,982,297)	39,586,740	(60,321,202)
Cash and cash equivalents
At the beginning of the year	181,230,427	147,261,434	204,671,481
Effect of Changes in Exchange Rates in Cash and Cash equivalents	806,312	(5,617,747)	2,911,155
At the end of the year	156,054,442	181,230,427	147,261,434
(Decrease)/Increase in cash and cash equivalents	(25,982,297)	39,586,740	(60,321,202)
Non-cash transactions
Credit operations transferred to non-current assets held for sale	1,953,996	2,122,871	1,591,998
Dividends and interest on equity declared but not yet paid	4,295,314	4,482,718	3,622,958
Unrealized (gains)/losses on securities available for sale	R$ (2,187,365)	R$ (3,711,027)	R$ 3,403,920